Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.49%
FAR EAST — 69.56%
Taiwan — 21.45%
ASE Technology Holding Co. Ltd.	6,408,000	$70,527,511
ASPEED Technology, Inc.	109,000	37,571,729
Chroma ATE, Inc.	648,000	31,093,918
Chunghwa Telecom Co. Ltd.	5,713,000	23,816,425
CTBC Financial Holding Co. Ltd.	39,379,000	63,995,543
Delta Electronics, Inc.	1,078,000	48,607,420
eMemory Technology, Inc.	344,000	29,290,232
Kinik Co.	1,151,000	15,955,788
MediaTek, Inc.	916,000	43,936,099
Taiwan Semiconductor Manufacturing Co. Ltd.	5,578,400	322,624,114
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	518,059	175,078,039
Universal Microwave Technology, Inc.	460,486	21,376,670
Vanguard International Semiconductor Corp.	6,039,000	22,416,418
		906,289,906
China — 20.32%
Advanced Micro-Fabrication Equipment, Inc. China - A	803,997	36,338,536
Alibaba Group Holding Ltd. - W	7,182,900	112,588,289
Aluminum Corp. of China Ltd. - H	5,894,000	8,622,723
Baidu, Inc. - A *	2,271,950	31,757,755
China Jushi Co. Ltd. - A	6,795,405	24,289,657
China Merchants Bank Co. Ltd. - H	6,041,000	38,385,875
China Shenhua Energy Co. Ltd. - H	4,974,000	29,441,949
Contemporary Amperex Technology Co. Ltd. - A	808,694	47,847,240
Industrial & Commercial Bank of China Ltd. - H	69,947,000	61,654,654
NAURA Technology Group Co. Ltd. - A	691,388	45,467,935
Neway Valve Suzhou Co. Ltd. - A	1,973,681	13,960,328
PetroChina Co. Ltd. - H	42,422,000	58,197,107
Ping An Insurance Group Co. of China Ltd. - H	3,976,500	30,576,161
Sieyuan Electric Co. Ltd. - A	892,684	26,402,050
Sunresin New Materials Co. Ltd. - A	2,573,049	24,706,293
Tencent Holdings Ltd.	3,219,845	203,083,291
Victory Giant Technology Huizhou Co. Ltd. - A	667,300	24,957,742
Weichai Power Co. Ltd. - H	1,727,000	6,124,329
WuXi AppTec Co. Ltd. - H [2,3]	2,243,200	34,355,605
		858,757,519
South Korea — 14.78%
APR Corp.	136,515	31,148,541
Hana Financial Group, Inc.	618,646	45,097,364
Hanwha Aerospace Co. Ltd.	52,991	45,185,780
	Shares, Principal Amount, or Number of Contracts	Value
Hyosung Heavy Industries Corp.	20,133	$33,996,011
Hyundai Motor Co.	49,673	15,302,285
KT&G Corp.	367,528	39,521,290
POSCO Holdings, Inc.	97,972	22,059,662
Samsung Electronics Co. Ltd.	2,064,278	241,440,827
Samsung Heavy Industries Co. Ltd. *	1,004,526	16,832,934
SK Hynix, Inc.	235,897	133,839,731
		624,424,425
India — 8.23%
Adani Ports & Special Economic Zone Ltd.	3,103,518	43,412,405
Axis Bank Ltd.	3,100,495	38,400,321
Bajaj Finance Ltd.	1,960,191	16,772,735
Bharat Electronics Ltd.	8,849,235	37,868,098
Bharti Airtel Ltd.	1,375,865	26,146,103
BSE Ltd.	1,214,228	34,957,425
Eternal Ltd. *	4,923,965	12,114,075
GMR Airports Ltd. *	18,792,217	16,938,171
Hindustan Copper Ltd.	1,864,564	9,032,038
ICICI Bank Ltd. - SP ADR [1]	1,654,340	42,847,406
Max Healthcare Institute Ltd.	657,873	6,750,322
Reliance Industries Ltd.	2,458,948	35,363,519
UltraTech Cement Ltd.	239,022	27,300,842
		347,903,460
Hong Kong — 1.88%
AIA Group Ltd.	2,321,000	25,789,392
Techtronic Industries Co. Ltd.	2,037,000	27,051,840
Zijin Gold International Co. Ltd. 3,*	1,161,900	26,443,477
		79,284,709
Japan — 1.55%
Disco Corp.	96,200	39,209,515
Japan Tobacco, Inc.	688,500	26,413,523
		65,623,038
Thailand — 0.94%
Fabrinet 1,*	76,009	39,640,214
Indonesia — 0.41%
Bank Central Asia Tbk PT	45,031,375	17,394,765
Total FAR EAST (Cost $2,070,698,277)		2,939,318,036
SOUTH AMERICA — 8.07%
Brazil — 6.18%
B3 SA - Brasil Bolsa Balcao *	9,585,900	34,051,287
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,257,520	69,135,288
Direcional Engenharia SA	7,180,352	18,325,676
Eneva SA *	5,058,600	23,975,333
NU Holdings Ltd. - A 1,*	2,890,336	41,534,128
PRIO SA *	1,496,300	19,152,039
Rede D'Or Sao Luiz SA [2,3]	3,834,700	28,812,904
Vale SA - SP ADR [1]	1,654,551	26,323,907
		261,310,562

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Peru — 1.44%
Credicorp Ltd. [1]	179,597	$60,915,711
Argentina — 0.45%
Grupo Financiero Galicia SA - ADR 1,*	403,969	18,869,392
Total SOUTH AMERICA (Cost $257,642,469)		341,095,665
NORTH AMERICA — 6.39%
Mexico — 4.06%
Arca Continental SAB de CV	1,681,170	19,364,925
Fomento Economico Mexicano SAB. de C.V. - ADR [1]	361,066	40,099,990
Grupo Financiero Banorte SAB de CV - O	7,235,262	80,115,499
Vista Energy SAB de CV - ADR 1,*	423,603	31,969,318
		171,549,732
United States — 2.01%
Southern Copper Corp.	142,580	24,532,315
Tenaris SA - ADR [1]	394,192	22,934,090
Yum China Holdings, Inc.	770,301	37,575,283
		85,041,688
Canada — 0.32%
Agnico Eagle Mines Ltd.	65,400	13,275,105
Total NORTH AMERICA (Cost $217,313,830)		269,866,525
EUROPE — 5.03%
Hungary — 1.55%
OTP Bank Nyrt.	609,935	65,402,039
Turkey — 1.01%
BIM Birlesik Magazalar A/S	2,772,903	42,741,435
Switzerland — 0.93%
BeOne Medicines Ltd. - ADR 1,*	62,158	18,459,061
Coca-Cola HBC AG *	369,167	20,794,885
		39,253,946
Greece — 0.80%
National Bank of Greece SA	2,199,614	33,979,385
Poland — 0.48%
Powszechny Zaklad Ubezpieczen SA	1,154,223	20,091,543
Netherlands — 0.26%
CSG NV *	404,494	10,912,254
Russia — 0.00%
Polyus PJSC 1,*,^	637,510	—
Total EUROPE (Cost $166,545,453)		212,380,602
MIDDLE EAST — 2.89%
United Arab Emirates — 2.00%
Abu Dhabi Commercial Bank PJSC	5,402,932	18,446,706
Aldar Properties PJSC *	14,547,435	31,443,181
Dubai Electricity & Water Authority PJSC	16,245,399	12,051,406
	Shares, Principal Amount, or Number of Contracts	Value
Emaar Properties PJSC	6,976,421	$22,829,904
		84,771,197
Saudi Arabia — 0.89%
Etihad Etisalat Co.	617,170	10,747,838
The Saudi National Bank	2,368,206	26,734,286
		37,482,124
Total MIDDLE EAST (Cost $106,716,618)		122,253,321
AFRICA — 2.55%
South Africa — 2.55%
Capitec Bank Holdings Ltd.	207,982	51,099,956
MTN Group Ltd.	4,844,861	56,571,802
		107,671,758
Total AFRICA (Cost $81,573,411)		107,671,758
Total COMMON STOCKS (Cost $2,900,490,058)		3,992,585,907
PREFERRED STOCKS — 1.23%
SOUTH AMERICA — 1.23%
Chile — 0.73%
Sociedad Quimica y Minera de Chile SA - SP ADR 1,*	378,338	30,622,677
Brazil — 0.50%
Itau Unibanco Holding SA - SP ADR, 3.90% [1,4]	2,541,294	21,296,044
Total SOUTH AMERICA (Cost $36,621,199)		51,918,721
Total PREFERRED STOCKS (Cost $36,621,199)		51,918,721
SHORT TERM INVESTMENTS — 4.26%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.54% [5] (Cost $180,090,614)	180,090,614	180,090,614

TOTAL INVESTMENTS (Cost $3,117,201,871)	99.98%	$4,224,595,242
Other Assets In Excess of Liabilities	0.02%	1,041,186
Net Assets	100.00%	$4,225,636,428

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $63,168,509, which represents 1% of Net Assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

[3]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2026, the value of restricted securities amounted to $89,611,986 or 2% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost

Rede D'Or Sao Luiz SA	9/15/25-2/20/26	30,529,039
WuXi AppTec Co. Ltd. - H	8/27/25-2/10/26	31,893,336
Zijin Gold International Co. Ltd.	2/23/26-2/27/26	34,118,890

[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of March 31, 2026 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.90%
FAR EAST — 67.44%
China — 16.58%
Anhui Yingliu Electromechanical Co. Ltd. - A	248,300	$2,250,797
Atour Lifestyle Holdings Ltd. - ADR [1]	52,023	1,914,967
CGN Mining Co. Ltd.	4,655,000	2,311,665
China National Building Material Co. Ltd. - H	2,270,000	1,392,584
Daqo New Energy Corp. - ADR 1,*	80,606	1,714,490
GDS Holdings Ltd. - ADR 1,*	51,576	2,077,997
Henan Pinggao Electric Co. Ltd. - A	627,400	1,865,708
Hesai Group 1,*	86,108	1,646,385
Shanghai Conant Optical Co. Ltd. - H [2]	209,100	1,246,365
Shanghai MicroPort MedBot Group Co. Ltd. - H 2,*	580,500	1,892,098
Sunresin New Materials Co. Ltd. - A	202,200	1,941,515
Vnet Group, Inc. - ADR 1,*	168,449	1,413,287
Xinyi Glass Holdings Ltd.	1,197,000	1,501,847
XtalPi Holdings Ltd. 2,*	1,577,000	1,845,212
		25,014,917
South Korea — 15.96%
APR Corp.	7,951	1,814,175
Doosan Bobcat, Inc.	42,581	1,663,332
HD Hyundai Electric Co. Ltd.	4,568	2,588,631
HD Hyundai Marine Solution Co. Ltd.	12,770	1,576,779
HPSP Co. Ltd.	75,810	2,140,446
Hyosung Heavy Industries Corp.	2,070	3,495,343
Hyundai Elevator Co. Ltd.	33,396	1,886,258
Korea Aerospace Industries Ltd.	10,396	1,175,224
L&F Co. Ltd. *	17,624	1,731,555
LIG Nex1 Co. Ltd.	3,980	1,642,349
LS Marine Solution Co. Ltd.	34,559	681,369
Sung Kwang Bend Co. Ltd.	72,003	1,713,784
Tokai Carbon Korea Co. Ltd.	12,601	1,972,546
		24,081,791
India — 15.91%
Anand Rathi Wealth Ltd.	51,160	1,651,034
Azad Engineering Ltd. *	122,376	1,930,268
BlackBuck Ltd. *	295,208	1,819,085
Data Patterns India Ltd.	41,294	1,335,963
Fortis Healthcare Ltd.	170,885	1,446,983
GE Vernova T&D India Ltd.	56,349	2,180,288
Hindustan Copper Ltd.	367,605	1,780,696
Hitachi Energy India Ltd.	8,397	2,171,532
Home First Finance Co. India Ltd. [2,3]	130,014	1,253,728
Max Healthcare Institute Ltd.	89,498	918,324
Nuvama Wealth Management Ltd.	95,485	1,177,881
Radico Khaitan Ltd.	63,935	1,789,068
	Shares, Principal Amount, or Number of Contracts	Value
Sobha Ltd.	58,508	$740,091
Strides Pharma Science Ltd.	124,189	1,243,723
Supreme Industries Ltd.	19,389	775,874
UNO Minda Ltd.	95,248	1,043,280
Vishal Mega Mart Ltd. *	661,993	742,784
		24,000,602
Taiwan — 11.81%
ASPEED Technology, Inc.	12,000	4,136,337
Chroma ATE, Inc.	33,000	1,583,487
Evergreen Aviation Technologies Corp.	447,000	2,080,727
Kaori Heat Treatment Co. Ltd.	52,688	1,475,204
Kinik Co.	126,000	1,746,681
LandMark Optoelectronics Corp. *	34,000	1,784,991
Mega Union Technology, Inc.	73,000	1,765,172
Powertech Technology, Inc.	236,000	1,444,861
Universal Microwave Technology, Inc.	38,716	1,797,273
		17,814,733
Vietnam — 2.66%
Asia Commercial Bank JSC	1,727,800	1,556,344
Gemadept Corp.	423,000	1,282,848
Military Commercial Joint Stock Bank	1,152,000	1,165,797
		4,004,989
Australia — 1.65%
Lynas Rare Earths Ltd. *	182,803	2,482,002
Singapore — 1.52%
BOC Aviation Ltd. [2,3]	230,200	2,297,328
Hong Kong — 1.35%
Jiaxin International Resources Investment Ltd. 2,*	151,200	2,037,668
Total FAR EAST (Cost $83,718,768)		101,734,030
SOUTH AMERICA — 8.48%
Brazil — 5.75%
Cury Construtora e Incorporadora SA	249,717	1,708,056
Moura Dubeux Engenharia S/A	246,900	1,536,258
Orizon Valorizacao de Residuos SA *	236,000	3,246,689
PRIO SA *	100,300	1,283,800
Ultrapar Participacoes SA	162,500	898,795
		8,673,598
Peru — 1.48%
Intercorp Financial Services, Inc. [1]	44,559	2,236,862
Argentina — 1.25%
Pampa Energia SA - SP ADR 1,*	21,253	1,880,890
Total SOUTH AMERICA (Cost $6,831,455)		12,791,350
NORTH AMERICA — 7.94%
Mexico — 5.92%
BBB Foods, Inc. - A 1,*	43,739	1,547,049

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
FIBRA Macquarie Mexico [2,3]	412,015	$948,487
Prologis Property Mexico SA de CV	450,569	1,966,887
Vista Energy SAB de CV - ADR 1,*	59,186	4,466,767
		8,929,190
Panama — 1.51%
Copa Holdings SA - A [1]	19,993	2,271,405
Canada — 0.51%
Alphamin Resources Corp.	939,875	776,979
Total NORTH AMERICA (Cost $7,515,781)		11,977,574
EUROPE — 5.42%
Turkey — 1.94%
MLP Saglik Hizmetleri A/S 3,*	117,974	1,139,477
TAV Havalimanlari Holding A/S *	257,918	1,783,653
		2,923,130
Greece — 1.34%
Motor Oil Hellas Corinth Refineries SA	22,274	980,709
Public Power Corp. SA	49,719	1,039,463
		2,020,172
Poland — 0.90%
Budimex SA	7,562	1,359,573
Spain — 0.71%
Grenergy Renovables SA *	7,996	1,064,205
United Kingdom — 0.53%
Hochschild Mining PLC	100,878	807,150
Total EUROPE (Cost $7,054,873)		8,174,230
MIDDLE EAST — 3.01%
United Arab Emirates — 3.01%
Air Arabia PJSC	1,278,785	1,427,062
Emirates Central Cooling Systems Corp.	2,603,336	1,070,299
Parkin Co. PJSC	904,482	1,169,591
RAK Properties PJSC *	3,357,575	878,640
		4,545,592
Total MIDDLE EAST (Cost $4,827,896)		4,545,592
AFRICA — 2.61%
South Africa — 2.61%
Clicks Group Ltd.	44,283	762,699
Growthpoint Properties Ltd.	2,425,963	2,318,258
Impala Platinum Holdings Ltd.	59,712	849,222
		3,930,179
Total AFRICA (Cost $2,877,961)		3,930,179
Total COMMON STOCKS (Cost $112,826,734)		143,152,955
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 1.02%
SOUTH AMERICA — 1.02%
Brazil — 1.02%
Bradespar SA, 0.91% [4]	343,100	$1,532,734
Total SOUTH AMERICA (Cost $1,002,881)		1,532,734
Total PREFERRED STOCKS (Cost $1,002,881)		1,532,734
SHORT TERM INVESTMENTS — 4.00%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.54% [5] (Cost $6,039,599)	6,039,599	6,039,599

TOTAL INVESTMENTS (Cost $119,869,214)	99.92%	$150,725,288
Other Assets In Excess of Liabilities	0.08%	128,138
Net Assets	100.00%	$150,853,426

ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2026, the value of restricted securities amounted to $11,520,886 or 8% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost

BOC Aviation Ltd.	5/29/25-6/12/25	1,870,604
FIBRA Macquarie Mexico	10/26/22-10/28/22	535,576
Home First Finance Co. India Ltd.	9/6/24-2/4/25	1,813,649
Jiaxin International Resources Investment Ltd.	1/27/26-2/20/26	1,656,538
Shanghai Conant Optical Co. Ltd. - H	1/15/26-1/16/26	1,537,783
Shanghai MicroPort MedBot Group Co. Ltd. - H	8/14/25-9/2/25	1,628,214
XtalPi Holdings Ltd.	4/10/25-7/18/25	1,041,826

[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $5,639,020, which represents 4% of Net Assets.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

[5]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.13%
NORTH AMERICA — 57.45%
United States — 54.60%
AbbVie, Inc.	2,039	$443,462
Alphabet, Inc. - A	11,723	3,371,066
Amazon.com, Inc. *	7,322	1,524,953
Apple, Inc.	4,957	1,258,037
Bloom Energy Corp. - A *	1,872	253,637
Broadcom, Inc.	1,154	357,175
Casey's General Stores, Inc.	1,248	908,369
CF Industries Holdings, Inc.	1,911	248,124
Cloudflare, Inc. - A *	2,548	525,754
Cognex Corp.	11,498	563,287
Coherent Corp. *	2,175	518,107
Colgate-Palmolive Co.	10,565	900,455
Corteva, Inc.	4,254	356,102
Cummins, Inc.	827	444,943
Curtiss-Wright Corp.	1,017	692,699
Danaher Corp.	2,663	504,905
Eli Lilly & Co.	1,168	1,074,291
EQT Corp.	15,752	1,002,457
Equinix, Inc.	614	601,867
Exxon Mobil Corp.	8,601	1,459,246
Forgent Power Solutions, Inc. *	6,010	175,913
Gilead Sciences, Inc.	4,085	569,327
Guardant Health, Inc. *	4,736	437,464
Intel Corp. *	6,342	279,873
JPMorgan Chase & Co.	3,034	892,481
Keysight Technologies, Inc. *	2,151	607,378
Lam Research Corp.	2,663	568,977
Marvell Technology, Inc.	8,961	887,587
Merck & Co., Inc.	4,287	515,683
Microsoft Corp.	3,153	1,167,146
MSCI, Inc.	608	327,718
Natera, Inc. *	2,762	552,372
NVIDIA Corp.	16,881	2,944,046
Oracle Corp.	4,676	687,886
Prologis, Inc.	3,510	463,952
Quanta Services, Inc.	1,574	864,158
Range Resources Corp.	9,533	430,701
SharkNinja, Inc. *	3,569	377,957
Southern Copper Corp.	5,761	991,238
Spotify Technology SA *	1,474	714,757
Take-Two Interactive Software, Inc. *	5,734	1,132,465
Tapestry, Inc.	2,409	339,934
Teradyne, Inc.	3,087	915,172
The Coca-Cola Co.	14,687	1,116,946
The Hershey Co.	3,088	641,964
The Mosaic Co.	18,042	460,071
Truist Financial Corp.	10,943	503,050
Union Pacific Corp.	2,246	544,925
Valero Energy Corp.	4,621	1,141,757
Walmart, Inc.	5,114	635,568
	Shares, Principal Amount, or Number of Contracts	Value
Welltower, Inc.	3,734	$738,249
		39,635,651
Canada — 1.83%
Cameco Corp. [1]	4,348	472,236
Gildan Activewear, Inc. [1]	9,010	501,407
Xenon Pharmaceuticals, Inc. 1,*	6,082	353,668
		1,327,311
Mexico — 1.02%
Grupo Financiero Banorte SAB de CV - O	66,500	736,349
Total NORTH AMERICA (Cost $31,481,355)		41,699,311
EUROPE — 20.74%
United Kingdom — 7.42%
AstraZeneca PLC [1]	3,966	782,174
BAE Systems PLC	12,909	378,473
Barclays PLC	96,605	505,581
British American Tobacco PLC	15,116	877,617
Rolls-Royce Holdings PLC	55,496	843,119
Shell PLC	29,719	1,389,694
Standard Chartered PLC	17,387	362,342
Unilever PLC	4,495	246,773
		5,385,773
Germany — 3.33%
AIXTRON SE	35,882	1,400,131
Siemens Energy AG	5,885	1,014,866
		2,414,997
Ireland — 2.35%
CRH PLC [1]	2,828	297,279
Linde PLC [1]	1,721	853,203
Seagate Technology Holdings PLC [1]	1,417	555,124
		1,705,606
Switzerland — 2.23%
Huber + Suhner AG	2,521	563,109
Lonza Group AG	642	411,855
UBS Group AG	16,451	641,480
		1,616,444
France — 1.94%
Danone SA	5,489	438,610
Dassault Aviation SA	951	353,965
Sartorius Stedim Biotech	3,179	619,149
		1,411,724
Netherlands — 1.34%
ASML Holding NV	732	973,382
Italy — 0.74%
UniCredit SpA	7,536	540,661
Sweden — 0.71%
Epiroc AB - A	20,787	511,711
Finland — 0.68%
Amer Sports, Inc. 1,*	14,941	491,858
Total EUROPE (Cost $11,417,388)		15,052,156

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
FAR EAST — 15.11%
Japan — 6.67%
Asics Corp.	9,900	$266,163
Disco Corp.	2,500	1,018,958
Harmonic Drive Systems, Inc.	13,300	306,342
Hoya Corp.	3,500	606,761
Ibiden Co. Ltd.	11,100	555,450
Japan Tobacco, Inc.	17,600	675,204
Mitsubishi UFJ Financial Group, Inc.	34,200	579,141
Panasonic Holdings Corp.	49,600	831,859
		4,839,878
Taiwan — 2.60%
MediaTek, Inc.	9,000	431,687
Taiwan Semiconductor Manufacturing Co. Ltd.	25,168	1,455,579
		1,887,266
China — 1.73%
Contemporary Amperex Technology Co. Ltd. - A	15,300	905,241
Tencent Holdings Ltd.	5,553	350,241
		1,255,482
Singapore — 1.23%
Singapore Technologies Engineering Ltd.	105,400	894,555
Australia — 1.06%
BHP Group Ltd.	21,258	770,511
India — 0.68%
ICICI Bank Ltd. - SP ADR [1]	19,000	492,100
South Korea — 0.67%
Hanwha Aerospace Co. Ltd.	571	486,895
Hong Kong — 0.47%
Techtronic Industries Co. Ltd.	26,000	345,286
Total FAR EAST (Cost $8,573,498)		10,971,973
SOUTH AMERICA — 1.17%
Peru — 1.17%
Credicorp Ltd. [1]	2,511	851,681
Total SOUTH AMERICA (Cost $475,410)		851,681
AFRICA — 0.66%
South Africa — 0.66%
Gold Fields Ltd. - ADR [1]	10,512	477,245
Total AFRICA (Cost $536,951)		477,245
Total COMMON STOCKS (Cost $52,484,602)		69,052,366
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 0.99%
SOUTH AMERICA — 0.99%
Chile — 0.99%
Sociedad Quimica y Minera de Chile SA - SP ADR 1,*	8,857	$716,886
Total SOUTH AMERICA (Cost $525,305)		716,886
Total PREFERRED STOCKS (Cost $525,305)		716,886
SHORT TERM INVESTMENTS — 4.12%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.54% [2] (Cost $2,995,284)	2,995,284	2,995,284

TOTAL INVESTMENTS (Cost $56,005,191)	100.24%	$72,764,536
Liabilities in Excess of Other Assets	(0.24)%	(177,502)
Net Assets	100.00%	$72,587,034

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.74%
EUROPE — 50.06%
United Kingdom — 20.46%
Ashmore Group PLC	537,961	$1,505,264
Babcock International Group PLC	211,449	3,282,664
Convatec Group PLC [1,2]	787,699	2,272,069
Cranswick PLC	29,211	2,022,111
Currys PLC	1,766,317	2,925,059
Games Workshop Group PLC	6,149	1,453,604
Genus PLC	63,365	2,009,398
IG Group Holdings PLC	140,194	2,669,641
Kier Group PLC	1,218,181	3,128,487
LivaNova PLC 3,*	64,619	4,107,184
Melrose Industries PLC	682,064	4,621,802
Renishaw PLC	32,845	1,552,845
RS GROUP PLC	276,422	2,069,833
Senior PLC	1,927,601	7,462,816
SigmaRoc PLC *	4,757,629	7,421,191
Smiths Group PLC	227,330	6,937,252
Spirax Group PLC	54,181	4,860,788
SSP Group PLC	1,152,250	2,694,953
Trustpilot Group PLC 1,2,*	558,210	1,425,974
Zegona Communications PLC	153,011	3,366,546
		67,789,481
Germany — 5.92%
AIXTRON SE	93,527	3,649,463
Friedrich Vorwerk Group SE	46,607	3,856,300
LEG Immobilien SE	32,143	2,099,637
PVA TePla AG *	105,753	3,659,799
Salzgitter AG	72,499	3,138,964
Verbio SE *	59,751	3,222,122
		19,626,285
Switzerland — 4.78%
Belimo Holding AG	3,170	2,574,512
dormakaba Holding AG	74,416	4,784,151
Huber + Suhner AG	15,723	3,512,005
Montana Aerospace AG 1,2,*	105,866	3,475,055
Tecan Group AG	8,875	1,510,627
		15,856,350
Italy — 2.87%
Buzzi SpA	57,284	2,896,108
De' Longhi SpA	52,532	1,846,246
Saipem SpA	1,041,316	4,764,387
		9,506,741
Netherlands — 2.51%
COSMO Pharmaceuticals NV	17,079	1,804,998
Koninklijke BAM Groep NV	287,598	2,912,646
Pepco Group NV [2]	494,888	3,585,907
		8,303,551
Austria — 2.50%
AT&S Austria Technologie & Systemtechnik AG *	32,445	1,976,348
DO & CO AG	24,048	4,487,576
	Shares, Principal Amount, or Number of Contracts	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	25,605	$1,819,354
		8,283,278
Spain — 2.33%
Fluidra SA	185,998	4,314,436
Tecnicas Reunidas SA *	94,847	3,392,643
		7,707,079
Ireland — 1.97%
Cairn Homes PLC	1,203,571	2,959,658
Greencore Group PLC	1,115,184	3,579,440
		6,539,098
Sweden — 1.95%
Hexatronic Group AB *	497,190	1,690,277
Ovzon AB *	531,992	3,081,363
Rvrc Holding AB	241,469	1,693,954
		6,465,594
Finland — 1.84%
Metso OYJ	258,308	4,476,555
Outokumpu OYJ	295,350	1,616,700
		6,093,255
Denmark — 1.65%
ALK-Abello A/S	54,077	1,709,688
Netcompany Group A/S 1,2,*	61,234	3,754,349
		5,464,037
Norway — 0.72%
AutoStore Holdings Ltd. 1,2,*	205,703	203,567
Odfjell Drilling Ltd.	209,491	2,194,549
		2,398,116
France — 0.56%
Vicat SACA	25,346	1,850,032
Total EUROPE (Cost $143,860,550)		165,882,897
FAR EAST — 34.97%
Japan — 20.81%
Asahi Intecc Co. Ltd.	250,800	5,355,594
Asics Corp.	59,100	1,588,910
Azbil Corp.	648,300	5,664,571
BayCurrent, Inc.	35,500	1,027,595
Daifuku Co. Ltd.	99,100	3,499,130
Food & Life Cos. Ltd.	60,000	3,579,467
FUJI OIL CO. LTD.	73,900	1,692,503
Fukuoka Financial Group, Inc.	39,600	1,516,504
Harmonic Drive Systems, Inc.	160,000	3,685,315
Katitas Co. Ltd.	178,100	3,569,791
Kokuyo Co. Ltd.	576,600	3,127,367
Lion Corp.	88,000	922,945
Nextage Co. Ltd.	98,000	1,993,684
Nichias Corp.	199,890	3,729,555
NOF Corp.	98,900	1,974,223
Omron Corp.	155,700	4,479,348
Resonac Holdings Corp.	66,300	4,315,055
Seiko Group Corp.	129,600	4,659,046
Seria Co. Ltd.	67,500	1,611,454

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SKY Perfect JSAT Corp.	137,700	$2,611,029
Toyoda Gosei Co. Ltd.	80,800	2,117,980
Yaskawa Electric Corp.	122,800	3,243,358
Yokogawa Electric Corp.	97,300	3,006,936
		68,971,360
Australia — 4.58%
Catapult Sports Ltd. *	601,752	1,360,769
Imdex Ltd.	608,554	1,664,015
Mineral Resources Ltd. *	106,908	4,106,642
NRW Holdings Ltd.	407,026	1,507,992
Orica Ltd.	200,568	2,818,897
Superloop Ltd. *	1,640,690	3,720,527
		15,178,842
India — 3.14%
Bharti Hexacom Ltd.	101,289	1,642,643
GE Vernova T&D India Ltd.	46,929	1,815,804
Hitachi Energy India Ltd.	7,908	2,045,073
ICICI Lombard General Insurance Co. Ltd. [1,2]	78,024	1,421,648
Thanga Mayil Jewellery Ltd.	45,521	1,672,737
The Indian Hotels Co. Ltd.	295,228	1,798,581
		10,396,486
Taiwan — 2.89%
Hiwin Technologies Corp.	228,000	1,684,588
Lotes Co. Ltd.	45,000	3,003,172
Visual Photonics Epitaxy Co. Ltd.	218,000	1,772,933
Wiwynn Corp.	29,000	3,120,572
		9,581,265
South Korea — 2.81%
Hankook Tire & Technology Co. Ltd.	36,577	1,346,428
HPSP Co. Ltd.	50,624	1,429,335
KT Corp.	84,022	3,361,583
LEENO Industrial, Inc.	48,786	3,179,214
		9,316,560
China — 0.74%
China National Building Material Co. Ltd. - H	3,980,000	2,441,623
Total FAR EAST (Cost $98,557,020)		115,886,136
NORTH AMERICA — 11.30%
Canada — 9.88%
Aritzia, Inc. *	61,100	4,986,034
CAE, Inc. *	120,000	3,124,434
Capstone Copper Corp. *	220,600	1,663,499
G Mining Ventures Corp. *	52,400	1,838,953
Groupe Dynamite, Inc.	43,700	2,405,997
IAMGOLD Corp. *	99,700	1,874,885
Kinaxis, Inc. *	26,711	2,695,870
Maple Leaf Foods, Inc.	193,400	4,170,800
NFI Group, Inc. *	124,000	1,713,234
Sprott, Inc.	10,700	1,526,967
Tenaz Energy Corp. *	45,200	2,097,701
	Shares, Principal Amount, or Number of Contracts	Value
Xenon Pharmaceuticals, Inc. 3,*	79,818	$4,641,417
		32,739,791
Mexico — 1.42%
GCC SAB de CV [2]	223,886	2,372,520
Vista Energy SAB de CV - ADR 3,*	30,848	2,328,099
		4,700,619
Total NORTH AMERICA (Cost $31,807,717)		37,440,410
SOUTH AMERICA — 1.67%
Brazil — 1.67%
Direcional Engenharia SA	1,291,736	3,296,765
Moura Dubeux Engenharia S/A	361,400	2,248,699
		5,545,464
Total SOUTH AMERICA (Cost $3,843,832)		5,545,464
AFRICA — 0.74%
South Africa — 0.74%
Growthpoint Properties Ltd.	2,558,229	2,444,652
Total AFRICA (Cost $1,809,761)		2,444,652
Total COMMON STOCKS (Cost $279,878,880)		327,199,559
SHORT TERM INVESTMENTS — 1.31%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.54% [4] (Cost $4,356,059)	4,356,059	4,356,059

TOTAL INVESTMENTS (Cost $284,234,939)	100.05%	$331,555,618
Liabilities in Excess of Other Assets	(0.05)%	(172,221)
Net Assets	100.00%	$331,383,397

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $12,552,662, which represents 4% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2026, the value of restricted securities amounted to $18,511,089 or 6% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost

AutoStore Holdings Ltd.	9/3/2025	175,889
Convatec Group PLC	12/9/24-12/17/25	2,407,636
GCC SAB de CV	7/13/18-10/2/25	1,660,122
ICICI Lombard General Insurance Co. Ltd.	2/27/24-10/3/25	1,622,354

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Montana Aerospace AG	6/26/25-9/16/25	3,445,501
Netcompany Group A/S	11/13/24-10/3/25	2,913,466
Pepco Group NV	10/1/25-1/28/26	3,812,766
Trustpilot Group PLC	2/6/25-10/3/25	2,087,374

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.69%
EUROPE — 68.84%
United Kingdom — 15.56%
AstraZeneca PLC	462	$90,340
Barclays PLC	9,766	51,110
Halma PLC	1,692	86,344
Melrose Industries PLC	11,508	77,981
Rolls-Royce Holdings PLC	3,191	48,479
Smiths Group PLC	2,276	69,455
Spirax Group PLC	781	70,067
Unilever PLC	464	25,473
		519,249
Netherlands — 11.76%
Airbus SE	265	50,104
Argenx SE *	31	22,498
ASML Holding NV	126	167,549
BE Semiconductor Industries NV	235	50,336
Koninklijke Philips NV	3,732	102,079
		392,566
France — 11.11%
Danone SA	525	41,951
Dassault Aviation SA	187	69,602
Legrand SA	284	44,121
L'Oreal SA	90	36,746
LVMH Moet Hennessy Louis Vuitton SE	68	37,172
Sartorius Stedim Biotech	427	83,164
Schneider Electric SE	213	58,017
		370,773
Switzerland — 9.82%
Cie Financiere Richemont SA - A	395	69,744
Lonza Group AG	89	57,095
Montana Aerospace AG 1,2,*	1,783	58,527
Novartis AG	466	71,528
UBS Group AG	1,816	70,812
		327,706
Germany — 6.40%
Infineon Technologies AG	1,154	52,353
MTU Aero Engines AG	92	33,563
SAP SE	187	31,880
Siemens Energy AG	556	95,882
		213,678
Italy — 4.80%
Leonardo SpA	997	67,815
Saipem SpA	11,074	50,667
UniCredit SpA	579	41,540
		160,022
Spain — 3.37%
Banco Bilbao Vizcaya Argentaria SA	2,345	50,651
Industria de Diseno Textil SA	1,063	61,876
		112,527
	Shares, Principal Amount, or Number of Contracts	Value
Ireland — 2.41%
CRH PLC	768	$80,348
Austria — 2.08%
voestalpine AG	1,564	69,398
Sweden — 1.53%
Epiroc AB - A	2,073	51,031
Total EUROPE (Cost $2,068,768)		2,297,298
FAR EAST — 21.89%
Japan — 21.89%
Daifuku Co. Ltd.	700	24,716
Disco Corp.	200	81,517
Japan Tobacco, Inc.	3,000	115,092
Mitsubishi Heavy Industries Ltd.	2,400	65,944
Mitsubishi UFJ Financial Group, Inc.	3,400	57,575
Nintendo Co. Ltd.	500	28,543
Nippon Sanso Holdings Corp.	1,900	67,371
Pan Pacific International Holdings Corp.	5,400	32,941
Panasonic Holdings Corp.	3,200	53,668
Ryohin Keikaku Co. Ltd.	5,000	106,698
Tokyo Electron Ltd.	240	59,628
Yaskawa Electric Corp.	1,400	36,977
		730,670
Total FAR EAST (Cost $634,784)		730,670
NORTH AMERICA — 5.96%
Canada — 5.96%
Canadian Natural Resources Ltd.	1,000	48,781
Dollarama, Inc.	500	61,365
G Mining Ventures Corp. *	600	21,057
IAMGOLD Corp. *	1,700	31,969
Shopify, Inc. - A *	300	35,596
		198,768
Total NORTH AMERICA (Cost $168,700)		198,768
Total COMMON STOCKS (Cost $2,872,252)		3,226,736
SHORT TERM INVESTMENTS — 3.51%
Northern Institutional Treasury Portfolio, 3.53% [3] (Cost $116,925)	116,925	116,925

TOTAL INVESTMENTS (Cost $2,989,177)	100.20%	$3,343,661
Liabilities in Excess of Other Assets	(0.20)%	(6,556)
Net Assets	100.00%	$3,337,105

PLC	Public Limited Company

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $58,527, which represents 2% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2026, the value of restricted securities amounted to $58,527 or 2% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost

Montana Aerospace AG	7/8/25-2/13/26	61,267

[3]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.93%
HEALTH CARE — 30.24%
Biotechnology — 14.66%
Apogee Therapeutics, Inc. *	56,510	$4,756,447
Arcutis Biotherapeutics, Inc. *	163,633	3,855,194
Bright Minds Biosciences, Inc. 1,*	42,006	3,065,178
Celcuity, Inc. *	38,579	4,403,407
Design Therapeutics, Inc. *	52,763	561,398
Immunome, Inc. *	275,871	6,033,299
Invivyd, Inc. *	562,019	730,625
KalVista Pharmaceuticals, Inc. *	90,054	1,812,787
Kiniksa Pharmaceuticals International PLC 1,*	97,649	4,701,799
Larimar Therapeutics, Inc. *	341,778	1,538,001
Praxis Precision Medicines, Inc. *	37,013	11,925,218
Precigen, Inc. *	126,613	489,992
Protagonist Therapeutics, Inc. *	29,012	3,057,865
Rhythm Pharmaceuticals, Inc. *	20,525	1,785,059
Scholar Rock Holding Corp. *	99,502	4,891,518
Spyre Therapeutics, Inc. *	135,823	6,850,912
Xenon Pharmaceuticals, Inc. 1,*	114,071	6,633,229
		67,091,928
Pharmaceuticals — 10.86%
Amylyx Pharmaceuticals, Inc. *	235,187	3,269,099
ANI Pharmaceuticals, Inc. *	19,521	1,501,165
Crinetics Pharmaceuticals, Inc. *	175,363	6,369,184
Definium Therapeutics, Inc. 1,*	311,810	5,893,209
Edgewise Therapeutics, Inc. *	186,995	5,890,342
Indivior Pharmaceuticals, Inc. *	138,524	4,222,212
Ligand Pharmaceuticals, Inc. *	18,876	3,768,593
Maze Therapeutics, Inc. *	43,422	1,296,147
MBX Biosciences, Inc. *	114,123	3,406,572
Septerna, Inc. *	159,987	3,844,488
Structure Therapeutics, Inc. - ADR 1,*	85,647	4,128,185
Tarsus Pharmaceuticals, Inc. *	50,594	3,549,169
WaVe Life Sciences Ltd. 1,*	237,172	1,719,497
Xeris Biopharma Holdings, Inc. *	141,766	822,243
		49,680,105
Health Care Equipment & Supplies — 2.83%
Axogen, Inc. *	36,489	1,208,881
Kestra Medical Technologies Ltd. *	71,449	1,423,978
NeuroPace, Inc. *	177,004	2,327,603
Tactile Systems Technology, Inc. *	118,365	3,092,877
Tandem Diabetes Care, Inc. *	254,547	4,879,666
		12,933,005
Health Care Providers & Services — 1.10%
Guardian Pharmacy Services, Inc. - A *	93,919	3,536,990
	Shares, Principal Amount, or Number of Contracts	Value
NeoGenomics, Inc. *	201,266	$1,493,394
		5,030,384
Life Sciences Tools & Services — 0.79%
AbCellera Biologics, Inc. 1,*	249,240	869,848
Adaptive Biotechnologies Corp. *	199,695	2,771,766
		3,641,614
Total HEALTH CARE (Cost $84,014,115)		138,377,036
INDUSTRIALS — 21.96%
Electrical Equipment — 5.24%
Allient, Inc.	59,731	3,529,505
Amprius Technologies, Inc. *	427,340	7,204,952
Babcock & Wilcox Enterprises, Inc. *	379,783	5,579,012
Eos Energy Enterprises, Inc. *	522,140	2,589,814
LSI Industries, Inc.	39,221	729,511
Powell Industries, Inc.	8,045	4,352,989
		23,985,783
Machinery — 4.09%
CECO Environmental Corp. *	102,160	6,086,693
Graham Corp. *	54,769	4,322,369
Helios Technologies, Inc.	31,583	2,043,736
Proto Labs, Inc. *	58,957	3,361,728
Standex International Corp.	11,473	2,924,009
		18,738,535
Aerospace & Defense — 3.99%
Astronics Corp. *	52,024	3,471,562
Innovative Solutions and Support, Inc. *	55,574	1,140,934
Karman Holdings, Inc. *	25,797	2,065,050
Mercury Systems, Inc. *	46,889	3,418,677
Red Cat Holdings, Inc. *	94,315	1,234,583
TAT Technologies Ltd. 1,*	38,717	1,573,072
VSE Corp.	28,992	5,346,125
		18,250,003
Professional Services — 2.96%
Andersen Group, Inc. - A *	89,263	2,427,953
Planet Labs PBC *	301,026	8,413,677
Willdan Group, Inc. *	35,078	2,685,572
		13,527,202
Construction & Engineering — 2.70%
Cardinal Infrastructure Group, Inc. - A *	105,374	4,178,606
Construction Partners, Inc. - A *	33,498	3,722,298
MYR Group, Inc. *	15,730	4,440,893
		12,341,797
Trading Companies & Distributors — 1.68%
DXP Enterprises, Inc. *	23,095	3,227,064

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Xometry, Inc. - A *	109,882	$4,487,581
		7,714,645
Ground Transportation — 0.72%
ArcBest Corp.	33,528	3,297,814
Commercial Services & Supplies — 0.58%
OPENLANE, Inc. *	90,748	2,645,304
Total INDUSTRIALS (Cost $67,762,729)		100,501,083
INFORMATION TECHNOLOGY — 13.39%
Semiconductors & Semiconductor Equipment — 4.64%
Ambiq Micro, Inc. *	60,823	1,545,513
AXT, Inc. *	61,400	3,498,572
Cohu, Inc. *	85,866	2,629,217
Ichor Holdings Ltd. *	47,528	2,215,280
Silicon Motion Technology Corp. - ADR [1]	39,389	4,422,991
SiTime Corp. *	7,995	2,761,073
Ultra Clean Holdings, Inc. *	66,831	4,155,552
		21,228,198
Electronic Equipment, Instruments & Components — 3.42%
Arlo Technologies, Inc. *	64,936	924,039
Frequency Electronics, Inc. *	78,756	3,485,741
LightPath Technologies, Inc. - A *	345,905	3,469,427
nLight, Inc. *	136,255	7,769,260
		15,648,467
Communications Equipment — 2.53%
Applied Optoelectronics, Inc. *	100,958	8,540,037
Vistance Networks, Inc. *	167,775	3,053,505
		11,593,542
Software — 1.95%
Hut 8 Corp. *	33,577	1,575,097
Porch Group, Inc. *	121,494	871,112
Terawulf, Inc. *	448,143	6,466,704
		8,912,913
IT Services — 0.85%
Fastly, Inc. - A *	133,842	3,889,448
Total INFORMATION TECHNOLOGY (Cost $36,887,338)		61,272,568
ENERGY — 9.87%
Energy Equipment & Services — 6.32%
Energy Services of America Corp.	78,468	1,030,285
Innovex International, Inc. *	102,466	2,499,146
Liberty Energy, Inc.	139,148	4,007,462
Oil States International, Inc. *	211,764	2,464,933
Patterson-UTI Energy, Inc.	408,234	4,421,174
Solaris Energy Infrastructure, Inc.	100,618	5,685,923
TETRA Technologies, Inc. *	573,582	4,886,919
	Shares, Principal Amount, or Number of Contracts	Value
Tidewater, Inc. *	46,949	$3,922,589
		28,918,431
Oil, Gas & Consumable Fuels — 3.55%
American Resources Corp. *	382,637	925,982
Centrus Energy Corp. - A *	7,656	1,329,005
Delek U.S. Holdings, Inc.	71,689	3,231,023
Energy Fuels, Inc. 1,*	181,805	3,317,941
Riley Exploration Permian, Inc.	70,793	2,580,405
Uranium Energy Corp. *	360,089	4,861,201
		16,245,557
Total ENERGY (Cost $34,495,834)		45,163,988
CONSUMER DISCRETIONARY — 8.14%
Diversified Consumer Services — 2.94%
American Public Education, Inc. *	85,007	4,835,198
Lincoln Educational Services Corp. *	108,161	4,399,989
Universal Technical Institute, Inc. *	117,355	4,236,516
		13,471,703
Specialty Retail — 1.79%
National Vision Holdings, Inc. *	185,162	4,795,696
The RealReal, Inc. *	373,628	3,392,542
		8,188,238
Hotels, Restaurants & Leisure — 1.30%
Lindblad Expeditions Holdings, Inc. *	170,778	2,954,460
Rush Street Interactive, Inc. *	137,191	2,983,904
		5,938,364
Textiles, Apparel & Luxury Goods — 1.20%
Figs, Inc. - A *	371,606	5,488,621
Automobile Components — 0.91%
Cooper-Standard Holdings, Inc. *	64,174	1,788,529
LCI Industries	19,347	2,379,294
		4,167,823
Total CONSUMER DISCRETIONARY (Cost $28,101,975)		37,254,749
MATERIALS — 6.93%
Metals & Mining — 5.28%
Almonty Industries, Inc. 1,*	283,696	4,107,918
Guardian Metal Resources PLC 1,*	88,501	1,546,998
IAMGOLD Corp. 1,*	236,487	4,450,685
Ivanhoe Electric, Inc. *	242,968	2,871,882
Perpetua Resources Corp. 1,*	173,253	4,871,874
United States Antimony Corp. *	528,140	4,610,662
USA Rare Earth, Inc. - A *	111,133	1,681,998
		24,142,017

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Chemicals — 1.65%
Ecovyst, Inc. *	216,216	$2,780,538
Flotek Industries, Inc. *	154,721	2,625,615
Intrepid Potash, Inc. *	50,072	2,141,580
		7,547,733
Total MATERIALS (Cost $24,198,136)		31,689,750
FINANCIALS — 2.90%
Capital Markets — 1.37%
Miami International Holdings, Inc. *	63,333	2,464,920
WisdomTree, Inc.	262,278	3,818,768
		6,283,688
Consumer Finance — 1.26%
Dave, Inc. *	9,957	1,733,414
EZCORP, Inc. - A *	71,376	1,811,523
LendingClub Corp. *	154,185	2,207,929
		5,752,866
Insurance — 0.27%
Exzeo Group, Inc. *	84,608	1,241,200
Total FINANCIALS (Cost $12,297,850)		13,277,754
CONSUMER STAPLES — 2.38%
Beverages — 1.15%
The Vita Coco Co., Inc. *	110,048	5,272,400
Tobacco — 0.64%
Turning Point Brands, Inc.	33,567	2,913,280
Food Products — 0.59%
Mama's Creations, Inc. *	175,631	2,694,179
Total CONSUMER STAPLES (Cost $10,322,385)		10,879,859
COMMUNICATION SERVICES — 1.12%
Entertainment — 1.12%
IMAX Corp. 1,*	134,396	5,108,392
Total COMMUNICATION SERVICES (Cost $3,737,355)		5,108,392
Total COMMON STOCKS (Cost $301,817,717)		443,525,179
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.19%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.54% [2] (Cost $10,013,974)	10,013,974	$10,013,974

TOTAL INVESTMENTS (Cost $311,831,691)	99.12%	$453,539,153
Other Assets In Excess of Liabilities	0.88%	4,015,094
Net Assets	100.00%	$457,554,247

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.59%
INDUSTRIALS — 29.79%
Aerospace & Defense — 6.99%
Axon Enterprise, Inc. *	12,568	$5,337,504
Carpenter Technology Corp.	38,984	15,365,543
Curtiss-Wright Corp.	28,528	19,430,991
FTAI Aviation Ltd.	69,100	16,929,500
Karman Holdings, Inc. *	107,566	8,610,658
Kratos Defense & Security Solutions, Inc. *	41,972	2,959,446
VSE Corp.	63,419	11,694,464
		80,328,106
Construction & Engineering — 5.45%
Construction Partners, Inc. - A *	91,844	10,205,705
Dycom Industries, Inc. *	26,675	9,038,024
Everus Construction Group, Inc. *	67,055	7,916,513
Legence Corp. - A *	177,707	10,033,337
MYR Group, Inc. *	27,112	7,654,260
Solv Energy, Inc. - A *	246,873	7,413,596
Sterling Infrastructure, Inc. *	25,425	10,354,840
		62,616,275
Machinery — 4.64%
Crane Co.	33,279	5,690,709
ESCO Technologies, Inc.	36,080	10,151,830
Federal Signal Corp.	65,919	7,128,481
Flowserve Corp.	98,252	7,222,504
JBT Marel Corp.	38,046	4,864,942
SPX Technologies, Inc. *	54,349	10,866,539
Terex Corp.	124,811	7,376,330
		53,301,335
Electrical Equipment — 4.62%
Amprius Technologies, Inc. *	216,462	3,649,549
Bloom Energy Corp. - A *	103,747	14,056,681
Eos Energy Enterprises, Inc. *	1,559,557	7,735,403
Forgent Power Solutions, Inc. *	180,958	5,296,641
Nextpower, Inc. - A *	135,858	16,377,682
Vicor Corp. *	36,814	5,927,054
		53,043,010
Professional Services — 2.83%
Planet Labs PBC *	834,717	23,330,340
UL Solutions, Inc. - A	106,701	9,145,343
		32,475,683
Building Products — 2.20%
Griffon Corp.	67,912	4,935,844
Modine Manufacturing Co. *	69,115	14,977,912
Zurn Elkay Water Solutions Corp.	118,063	5,293,945
		25,207,701
	Shares, Principal Amount, or Number of Contracts	Value
Ground Transportation — 2.00%
Knight-Swift Transportation Holdings, Inc.	187,566	$10,800,050
Saia, Inc. *	34,646	12,170,447
		22,970,497
Trading Companies & Distributors — 1.06%
SiteOne Landscape Supply, Inc. *	66,985	8,916,373
Xometry, Inc. - A *	80,641	3,293,379
		12,209,752
Total INDUSTRIALS (Cost $245,285,028)		342,152,359
HEALTH CARE — 29.12%
Biotechnology — 18.97%
Alkermes PLC 1,*	153,793	5,438,121
Apogee Therapeutics, Inc. *	198,229	16,684,935
Arcutis Biotherapeutics, Inc. *	233,347	5,497,655
Arrowhead Pharmaceuticals, Inc. *	162,189	10,169,250
Bridgebio Pharma, Inc. *	164,124	12,187,848
CG oncology, Inc. *	176,920	11,973,946
Dianthus Therapeutics, Inc. *	56,423	4,735,018
Immunome, Inc. *	346,498	7,577,911
Kymera Therapeutics, Inc. *	156,940	13,071,533
Madrigal Pharmaceuticals, Inc. *	21,553	11,282,349
Natera, Inc. *	27,284	5,456,527
Nuvalent, Inc. - A *	63,996	6,556,390
Praxis Precision Medicines, Inc. *	76,128	24,527,680
Protagonist Therapeutics, Inc. *	104,761	11,041,809
PTC Therapeutics, Inc. *	125,201	8,529,944
Rhythm Pharmaceuticals, Inc. *	59,849	5,205,068
Scholar Rock Holding Corp. *	235,130	11,558,991
Spyre Therapeutics, Inc. *	278,936	14,069,532
Travere Therapeutics, Inc. *	249,132	7,401,712
Twist Bioscience Corp. *	113,606	5,398,557
Xenon Pharmaceuticals, Inc. 1,*	335,773	19,525,200
		217,889,976
Pharmaceuticals — 7.57%
Axsome Therapeutics, Inc. *	55,308	9,348,158
Crinetics Pharmaceuticals, Inc. *	540,811	19,642,256
Definium Therapeutics, Inc. 1,*	463,827	8,766,330
Edgewise Therapeutics, Inc. *	471,229	14,843,713
Indivior Pharmaceuticals, Inc. *	196,743	5,996,727
Septerna, Inc. *	377,019	9,059,767
Structure Therapeutics, Inc. - ADR 1,*	123,972	5,975,450
Tarsus Pharmaceuticals, Inc. *	118,606	8,320,211
WaVe Life Sciences Ltd. 1,*	684,309	4,961,240
		86,913,852
Health Care Providers & Services — 1.55%
Guardant Health, Inc. *	192,740	17,803,394

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Health Care Equipment & Supplies — 1.03%
Glaukos Corp. *	70,918	$7,635,032
LeMaitre Vascular, Inc.	38,342	4,185,796
		11,820,828
Total HEALTH CARE (Cost $232,795,805)		334,428,050
INFORMATION TECHNOLOGY — 15.18%
Semiconductors & Semiconductor Equipment — 5.72%
Camtek Ltd. 1,*	64,529	9,783,242
MACOM Technology Solutions Holdings, Inc. *	41,827	9,288,522
Onto Innovation, Inc. *	40,216	8,247,095
Rambus, Inc. *	33,800	2,907,814
Semtech Corp. *	77,449	5,955,054
Silicon Motion Technology Corp. - ADR [1]	51,164	5,745,205
SiTime Corp. *	24,412	8,430,684
Tower Semiconductor Ltd. 1,*	42,840	7,517,563
Ultra Clean Holdings, Inc. *	124,988	7,771,754
		65,646,933
Electronic Equipment, Instruments & Components — 5.07%
Advanced Energy Industries, Inc.	25,314	8,169,081
Coherent Corp. *	56,095	13,362,390
Fabrinet 1,*	28,536	14,882,095
nLight, Inc. *	178,850	10,198,027
OSI Systems, Inc. *	22,917	6,084,692
TTM Technologies, Inc. *	56,650	5,518,843
		58,215,128
Software — 2.09%
InterDigital, Inc.	56,759	17,141,218
Terawulf, Inc. *	475,330	6,859,012
		24,000,230
Communications Equipment — 1.79%
Lumentum Holdings, Inc. *	29,332	20,613,356
IT Services — 0.51%
DigitalOcean Holdings, Inc. *	68,505	5,876,359
Total INFORMATION TECHNOLOGY (Cost $120,675,300)		174,352,006
ENERGY — 7.76%
Oil, Gas & Consumable Fuels — 4.54%
Cameco Corp. [1]	119,287	12,955,761
Chord Energy Corp.	51,956	7,387,104
Matador Resources Co.	152,868	9,658,201
PBF Energy, Inc. - A	138,431	6,592,084
Uranium Energy Corp. *	1,149,552	15,518,952
		52,112,102
	Shares, Principal Amount, or Number of Contracts	Value
Energy Equipment & Services — 3.22%
Innovex International, Inc. *	174,044	$4,244,933
Solaris Energy Infrastructure, Inc.	193,929	10,958,928
TechnipFMC PLC [1]	121,454	8,396,115
Tidewater, Inc. *	90,331	7,547,155
Transocean Ltd. 1,*	877,537	5,818,070
		36,965,201
Total ENERGY (Cost $56,554,020)		89,077,303
CONSUMER DISCRETIONARY — 7.11%
Hotels, Restaurants & Leisure — 2.67%
Brinker International, Inc. *	42,705	6,096,993
Cava Group, Inc. *	101,085	8,177,777
Rush Street Interactive, Inc. *	358,972	7,807,641
Travel + Leisure Co.	124,360	8,604,468
		30,686,879
Specialty Retail — 1.64%
National Vision Holdings, Inc. *	449,249	11,635,549
Victoria's Secret & Co. *	154,901	7,181,210
		18,816,759
Automobile Components — 0.79%
Garrett Motion, Inc.	237,997	4,324,406
Patrick Industries, Inc.	42,864	4,760,904
		9,085,310
Diversified Consumer Services — 0.63%
Universal Technical Institute, Inc. *	198,307	7,158,883
Leisure Products — 0.54%
BRP, Inc. [1]	86,648	6,222,193
Textiles, Apparel & Luxury Goods — 0.46%
Figs, Inc. - A *	358,415	5,293,789
Household Durables — 0.38%
Installed Building Products, Inc.	16,599	4,401,225
Total CONSUMER DISCRETIONARY (Cost $83,437,231)		81,665,038
FINANCIALS — 3.23%
Capital Markets — 1.27%
MarketAxess Holdings, Inc.	31,774	5,242,074
StoneX Group, Inc. *	115,972	9,353,142
		14,595,216
Banks — 1.21%
BankUnited, Inc.	121,489	5,486,443
Customers Bancorp, Inc. *	121,121	8,407,009
		13,893,452
Consumer Finance — 0.75%
FirstCash Holdings, Inc.	30,190	5,675,720

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
LendingClub Corp. *	203,090	$2,908,249
		8,583,969
Total FINANCIALS (Cost $37,249,954)		37,072,637
MATERIALS — 2.79%
Metals & Mining — 2.06%
Almonty Industries, Inc. 1,*	450,095	6,517,376
MP Materials Corp. *	94,854	4,577,654
Pan American Silver Corp. [1]	165,639	9,048,858
United States Antimony Corp. *	395,341	3,451,327
		23,595,215
Chemicals — 0.73%
Methanex Corp. [1]	141,371	8,417,229
Total MATERIALS (Cost $25,595,546)		32,012,444
CONSUMER STAPLES — 1.30%
Tobacco — 0.90%
Turning Point Brands, Inc.	120,021	10,416,623
Beverages — 0.40%
The Vita Coco Co., Inc. *	95,332	4,567,356
Total CONSUMER STAPLES (Cost $16,112,678)		14,983,979
COMMUNICATION SERVICES — 0.52%
Entertainment — 0.52%
IMAX Corp. 1,*	157,613	5,990,870
Total COMMUNICATION SERVICES (Cost $6,277,794)		5,990,870
UTILITIES — 0.49%
Independent Power and Renewable Electricity Producers — 0.49%
Ormat Technologies, Inc.	50,693	5,673,561
Total UTILITIES (Cost $5,385,342)		5,673,561
REAL ESTATE — 0.30%
Real Estate Management & Development — 0.30%
Compass, Inc. - A *	472,881	3,456,760
Total REAL ESTATE (Cost $4,532,037)		3,456,760
Total COMMON STOCKS (Cost $833,900,735)		1,120,865,007
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.41%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.54% [2] (Cost $27,610,715)	27,610,715	$27,610,715

TOTAL INVESTMENTS (Cost $861,511,450)	100.00%	$1,148,475,722
Other Assets In Excess of Liabilities	0.00%	42,593
Net Assets	100.00%	$1,148,518,315

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.55%
INDUSTRIALS — 36.14%
Aerospace & Defense — 10.85%
ATI, Inc. *	6,786	$987,092
Axon Enterprise, Inc. *	1,037	440,404
BWX Technologies, Inc.	4,421	904,050
Carpenter Technology Corp.	3,669	1,446,136
Curtiss-Wright Corp.	2,490	1,695,989
FTAI Aviation Ltd.	7,138	1,748,810
Karman Holdings, Inc. *	8,480	678,824
Kratos Defense & Security Solutions, Inc. *	3,297	232,471
Rocket Lab Corp. *	12,887	827,603
Woodward, Inc.	2,258	808,183
		9,769,562
Construction & Engineering — 6.75%
Comfort Systems USA, Inc.	1,269	1,749,938
Construction Partners, Inc. - A *	3,551	394,587
Everus Construction Group, Inc. *	5,446	642,955
MasTec, Inc. *	3,325	1,069,786
Quanta Services, Inc.	3,158	1,733,805
Sterling Infrastructure, Inc. *	1,200	488,724
		6,079,795
Machinery — 5.36%
Alliance Laundry Holdings, Inc. *	26,221	543,824
Allison Transmission Holdings, Inc.	6,917	809,704
Crane Co.	2,637	450,927
Flowserve Corp.	9,538	701,138
Lincoln Electric Holdings, Inc.	4,588	1,142,779
RBC Bearings, Inc. *	2,169	1,178,027
		4,826,399
Electrical Equipment — 4.06%
Bloom Energy Corp. - A *	10,053	1,362,081
Eos Energy Enterprises, Inc. *	114,256	566,710
Forgent Power Solutions, Inc. *	14,281	418,005
Nextpower, Inc. - A *	10,837	1,306,400
		3,653,196
Professional Services — 3.43%
CACI International, Inc. - A *	1,501	816,349
Planet Labs PBC *	55,625	1,554,719
UL Solutions, Inc. - A	8,359	716,450
		3,087,518
Building Products — 2.05%
Advanced Drainage Systems, Inc.	3,385	464,185
Modine Manufacturing Co. *	4,464	967,393
Zurn Elkay Water Solutions Corp.	9,265	415,443
		1,847,021
	Shares, Principal Amount, or Number of Contracts	Value
Ground Transportation — 1.67%
Saia, Inc. *	2,544	$893,656
XPO, Inc. *	3,140	610,887
		1,504,543
Trading Companies & Distributors — 1.42%
Applied Industrial Technologies, Inc.	1,966	521,619
QXO, Inc. *	11,727	227,738
Xometry, Inc. - A *	13,102	535,086
		1,284,443
Air Freight & Logistics — 0.55%
C.H. Robinson Worldwide, Inc.	3,011	500,037
Total INDUSTRIALS (Cost $24,794,823)		32,552,514
HEALTH CARE — 17.83%
Biotechnology — 12.41%
Alnylam Pharmaceuticals, Inc. *	1,907	630,969
Apogee Therapeutics, Inc. *	13,185	1,109,782
Arrowhead Pharmaceuticals, Inc. *	11,434	716,912
Ascendis Pharma A/S - ADR 1,*	4,087	934,820
Bridgebio Pharma, Inc. *	9,646	716,312
Exelixis, Inc. *	10,754	461,239
Incyte Corp. *	4,087	384,668
Insmed, Inc. *	3,366	550,408
Kymera Therapeutics, Inc. *	5,446	453,597
Natera, Inc. *	3,815	762,962
Nuvalent, Inc. - A *	4,844	496,268
Praxis Precision Medicines, Inc. *	5,988	1,929,274
PTC Therapeutics, Inc. *	11,886	809,793
Xenon Pharmaceuticals, Inc. 1,*	21,049	1,223,999
		11,181,003
Pharmaceuticals — 2.40%
Crinetics Pharmaceuticals, Inc. *	43,076	1,564,521
Elanco Animal Health, Inc. *	11,024	263,804
Structure Therapeutics, Inc. - ADR 1,*	6,816	328,531
		2,156,856
Health Care Providers & Services — 1.54%
Guardant Health, Inc. *	15,050	1,390,168
Health Care Equipment & Supplies — 1.48%
Align Technology, Inc. *	2,627	450,347
Glaukos Corp. *	3,926	422,673
Globus Medical, Inc. - A *	5,344	460,439
		1,333,459
Total HEALTH CARE (Cost $12,029,401)		16,061,486

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 17.19%
Semiconductors & Semiconductor Equipment — 7.57%
Lattice Semiconductor Corp. *	5,666	$525,578
MACOM Technology Solutions Holdings, Inc. *	3,873	860,077
Nova Ltd. 1,*	1,458	633,180
Onto Innovation, Inc. *	3,638	746,045
Qnity Electronics, Inc.	5,118	590,515
Semtech Corp. *	7,349	565,065
SiTime Corp. *	1,673	577,770
Teradyne, Inc.	5,810	1,722,433
Tower Semiconductor Ltd. 1,*	3,381	593,298
		6,813,961
Electronic Equipment, Instruments & Components — 4.60%
Advanced Energy Industries, Inc.	1,501	484,388
Coherent Corp. *	7,201	1,715,350
Fabrinet 1,*	1,789	932,999
Teledyne Technologies, Inc. *	1,674	1,012,787
		4,145,524
Software — 2.55%
Guidewire Software, Inc. *	4,756	711,307
InterDigital, Inc.	4,016	1,212,832
Terawulf, Inc. *	25,936	374,257
		2,298,396
Communications Equipment — 1.94%
Lumentum Holdings, Inc. *	2,490	1,749,872
IT Services — 0.53%
DigitalOcean Holdings, Inc. *	5,497	471,533
Total INFORMATION TECHNOLOGY (Cost $11,231,706)		15,479,286
CONSUMER DISCRETIONARY — 7.46%
Specialty Retail — 2.44%
Burlington Stores, Inc. *	1,440	468,547
Five Below, Inc. *	5,023	1,147,655
Ulta Beauty, Inc. *	1,102	576,027
		2,192,229
Hotels, Restaurants & Leisure — 2.30%
Cava Group, Inc. *	10,223	827,041
Life Time Group Holdings, Inc. *	20,710	557,927
Viking Holdings Ltd. *	9,360	687,773
		2,072,741
Textiles, Apparel & Luxury Goods — 1.35%
Tapestry, Inc.	8,635	1,218,485
Household Durables — 0.88%
SharkNinja, Inc. *	4,443	470,514
Somnigroup International, Inc.	4,320	319,334
		789,848
	Shares, Principal Amount, or Number of Contracts	Value
Leisure Products — 0.49%
Hasbro, Inc.	4,719	$441,698
Total CONSUMER DISCRETIONARY (Cost $6,223,878)		6,715,001
ENERGY — 6.22%
Oil, Gas & Consumable Fuels — 4.57%
Cameco Corp. [1]	13,262	1,440,386
Matador Resources Co.	12,931	816,980
NexGen Energy Ltd. 1,*	120,993	1,403,519
Venture Global, Inc. - A	28,835	454,440
		4,115,325
Energy Equipment & Services — 1.65%
TechnipFMC PLC [1]	13,256	916,387
Transocean Ltd. 1,*	86,135	571,075
		1,487,462
Total ENERGY (Cost $3,443,720)		5,602,787
MATERIALS — 3.30%
Metals & Mining — 1.66%
Coeur Mining, Inc. *	25,520	479,011
IAMGOLD Corp. 1,*	30,010	564,788
MP Materials Corp. *	9,332	450,362
		1,494,161
Chemicals — 1.64%
Albemarle Corp.	3,131	562,108
CF Industries Holdings, Inc.	3,418	443,793
Methanex Corp. [1]	7,914	471,200
		1,477,101
Total MATERIALS (Cost $2,799,814)		2,971,262
FINANCIALS — 2.66%
Capital Markets — 1.20%
MarketAxess Holdings, Inc.	2,426	400,242
StoneX Group, Inc. *	8,436	680,363
		1,080,605
Consumer Finance — 0.50%
FirstCash Holdings, Inc.	2,388	448,944
Financial Services — 0.49%
Rocket Cos., Inc. - A *	30,965	441,251
Banks — 0.47%
BankUnited, Inc.	9,382	423,691
Total FINANCIALS (Cost $2,527,028)		2,394,491
CONSUMER STAPLES — 2.45%
Consumer Staples Distribution & Retail — 2.45%
Casey's General Stores, Inc.	1,609	1,171,127

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Dollar Tree, Inc. *	3,801	$416,247
U.S. Foods Holding Corp. *	6,722	619,836
		2,207,210
Total CONSUMER STAPLES (Cost $1,974,380)		2,207,210
COMMUNICATION SERVICES — 1.46%
Entertainment — 0.74%
TKO Group Holdings, Inc.	3,300	665,445
Diversified Telecommunication Services — 0.72%
AST SpaceMobile, Inc. *	7,859	651,275
Total COMMUNICATION SERVICES (Cost $827,665)		1,316,720
UTILITIES — 0.84%
Independent Power and Renewable Electricity Producers — 0.84%
Ormat Technologies, Inc.	6,732	753,446
Total UTILITIES (Cost $632,426)		753,446
Total COMMON STOCKS (Cost $66,484,841)		86,054,203
SHORT TERM INVESTMENTS — 4.10%
Northern Institutional U.S. Government Portfolio, 3.46% [2] (Cost $3,687,793)	3,687,793	3,687,793

TOTAL INVESTMENTS (Cost $70,172,634)	99.65%	$89,741,996
Other Assets In Excess of Liabilities	0.35%	319,360
Net Assets	100.00%	$90,061,356

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments. Money market fund investments are valued at the fund's net asset value.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, International Small Cap Growth Fund, and International Developed Equity Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the “valuation designee” appointed by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of March 31, 2026:
Assets	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$107,671,758	$—	$107,671,758	$—
Europe
Greece	33,979,385	—	33,979,385	—
Hungary	65,402,039	—	65,402,039	—
Netherlands	10,912,254	10,912,254	—	—
Poland	20,091,543	—	20,091,543	—
Russia	—	—	—	—*
Switzerland	39,253,946	18,459,061	20,794,885	—
Turkey	42,741,435	—	42,741,435	—
Far East
China	858,757,519	—	858,757,519	—
Hong Kong	79,284,709	—	79,284,709	—
India	347,903,460	42,847,406	305,056,054	—
Indonesia	17,394,765	—	17,394,765	—
Japan	65,623,038	—	65,623,038	—
South Korea	624,424,425	—	624,424,425	—
Taiwan	906,289,906	175,078,039	731,211,867	—
Thailand	39,640,214	39,640,214	—	—
Middle East	122,253,321	—	122,253,321	—
North America	269,866,525	269,866,525	—	—
South America	341,095,665	341,095,665	—	—
Preferred Stocks
South America	51,918,721	51,918,721	—	—
Short Term Investments	180,090,614	180,090,614	—	—
Total	$4,224,595,242	$1,129,908,499	$3,094,686,743	$—

* Level 3 security has zero value.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of March 31, 2026:
Assets	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa
South Africa	$3,930,179	$2,318,258	$1,611,921	$—
Europe	8,174,230	—	8,174,230	—
Far East
Australia	2,482,002	—	2,482,002	—
China	25,014,917	8,767,126	16,247,791	—
Hong Kong	2,037,668	—	2,037,668	—
India	24,000,602	—	24,000,602	—
Singapore	2,297,328	—	2,297,328	—
South Korea	24,081,791	—	24,081,791	—
Taiwan	17,814,733	—	17,814,733	—
Vietnam	4,004,989	—	4,004,989	—
Middle East	4,545,592	—	4,545,592	—
North America	11,977,574	11,977,574	—	—
South America	12,791,350	12,791,350	—	—
Preferred Stocks
South America	1,532,734	1,532,734	—	—
Short Term Investments	6,039,599	6,039,599	—	—
Total	$150,725,288	$43,426,641	$107,298,647	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of March 31, 2026:
Assets	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$477,245	$477,245	$—	$—
Europe
Finland	491,858	491,858	—	—
France	1,411,724	—	1,411,724	—
Germany	2,414,997	—	2,414,997	—
Ireland	1,705,606	1,705,606	—	—
Italy	540,661	—	540,661	—
Netherlands	973,382	—	973,382	—
Sweden	511,711	—	511,711	—
Switzerland	1,616,444	—	1,616,444	—
United Kingdom	5,385,773	782,174	4,603,599	—
Far East
Australia	770,511	—	770,511	—
China	1,255,482	—	1,255,482	—
Hong Kong	345,286	—	345,286	—
India	492,100	492,100	—	—
Japan	4,839,878	—	4,839,878	—
Singapore	894,555	—	894,555	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
South Korea	$486,895	$—	$486,895	$—
Taiwan	1,887,266	—	1,887,266	—
North America	41,699,311	41,699,311	—	—
South America	851,681	851,681	—	—
Preferred Stocks
South America	716,886	716,886	—	—
Short Term Investments	2,995,284	2,995,284	—	—
Total	$72,764,536	$50,212,145	$22,552,391	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of March 31, 2026:
Assets	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$2,444,652	$2,444,652	$—	$—
Europe
Austria	8,283,278	—	8,283,278	—
Denmark	5,464,037	—	5,464,037	—
Finland	6,093,255	—	6,093,255	—
France	1,850,032	—	1,850,032	—
Germany	19,626,285	—	19,626,285	—
Ireland	6,539,098	3,579,440	2,959,658	—
Italy	9,506,741	—	9,506,741	—
Netherlands	8,303,551	—	8,303,551	—
Norway	2,398,116	—	2,398,116	—
Spain	7,707,079	—	7,707,079	—
Sweden	6,465,594	—	6,465,594	—
Switzerland	15,856,350	—	15,856,350	—
United Kingdom	67,789,481	9,060,533	58,728,948	—
Far East
Australia	15,178,842	—	15,178,842	—
China	2,441,623	—	2,441,623	—
India	10,396,486	—	10,396,486	—
Japan	68,971,360	922,945	68,048,415	—
South Korea	9,316,560	—	9,316,560	—
Taiwan	9,581,265	—	9,581,265	—
North America	37,440,410	37,440,410	—	—
South America	5,545,464	5,545,464	—	—
Short Term Investments	4,356,059	4,356,059	—	—
Total	$331,555,618	$63,349,503	$268,206,115	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the International Developed Equity Fund’s investments as of March 31, 2026:
Assets	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$2,297,298	$—	$2,297,298	$—
Far East	730,670	—	730,670	—
North America	198,768	198,768	—	—
Short Term Investments	116,925	116,925	—	—
Total	$3,343,661	$315,693	$3,027,968	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of March 31, 2026:
Assets*	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$443,525,179	$443,525,179	$—	$—
Short Term Investments	10,013,974	10,013,974	—	—
Total	$453,539,153	$453,539,153	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of March 31, 2026:
Assets*	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$1,120,865,007	$1,120,865,007	$—	$—
Short Term Investments	27,610,715	27,610,715	—	—
Total	$1,148,475,722	$1,148,475,722	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of March 31, 2026:
Assets*	Total Value at March 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$86,054,203	$86,054,203	$—	$—
Short Term Investments	3,687,793	3,687,793	—	—
Total	$89,741,996	$89,741,996	$—	$—

* See Schedule of Investments for industry breakout.
As of March 31, 2026, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund.